Document And Entity Information	Apr. 11, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	ORTHOFIX MEDICAL INC.
Entity Central Index Key	0000884624
Entity Emerging Growth Company	false
Entity File Number	0-19961
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1340767
Entity Address, Address Line One	3451 Plano Parkway
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75056
City Area Code	(214)
Local Phone Number	937-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.10 par value per share
Trading Symbol	OFIX
Security Exchange Name	NASDAQ
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One